Related Party Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions [Abstract]
Short-term employee benefits	$ 3,705,176	$ 3,828,342	$ 4,009,786
Post-employment benefits	124,588	119,513	126,649
Long-term benefits		46,367	125,865
Share-based payments	1,672,315	1,491,477	2,503,894
Total	$ 5,502,079	$ 5,485,699	$ 6,766,194